LEASES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Write Off Ev Related Assets
Operating right-of-use assets	$ 180,000	$ 567,000	$ 1,133,000
Operating lease liability – current		581,000	619,000
Operating lease liability – non-current		$ 50,000	$ 631,000